Tax-Free Income Fund	07/01/2015 to 06/30/2016

ICA File Number: 811-02684
Registrant Name: T. Rowe Price Tax-Free Income Fund, Inc.
Reporting Period: 07/01/2015 - 06/30/2016

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2015 to 06/30/2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2016

============================= Tax-Free Income Fund =============================

FRANKLIN CNTY OH HLTH CARE

Ticker:       N/A            Security ID:  353180JF0
Meeting Date: JUN 15, 2016   Meeting Type: Consent
Record Date:  JUN 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consents to the amendment of section 7. N/A       Yes          Management
      5 of the lease.

--------------------------------------------------------------------------------

IA ST FERT CO PROJ D05152013 5.5% 12012022

Ticker:       N/A            Security ID:  46246SAK1
Meeting Date: MAY 26, 2016   Meeting Type: Consent
Record Date:  MAY 26, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent                                 N/A       Take No      Management
                                                        Action

--------------------------------------------------------------------------------

UNITED CONTINENTAL HOLDINGS, INC.

Ticker:       UAL            Security ID:  910047109
Meeting Date: JUN 08, 2016   Meeting Type: Annual
Record Date:  APR 21, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Carolyn Corvi            For       Against      Management
1.2   Elect Director Jane C. Garvey           For       Against      Management
1.3   Elect Director Barnaby 'Barney' M.      For       For          Management
      Harford
1.4   Elect Director Walter Isaacson          For       Against      Management
1.5   Elect Director James A. C. Kennedy      For       For          Management
1.6   Elect Director Robert A. Milton         For       For          Management
1.7   Elect Director Oscar Munoz              For       Against      Management
1.8   Elect Director William R. Nuti          For       For          Management
1.9   Elect Director Edward L. Shapiro        For       For          Management
1.10  Elect Director Laurence E. Simmons      For       Against      Management
1.11  Elect Director David J. Vitale          For       Against      Management
1.12  Elect Director James M. Whitehurst      For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

==================================END NPX REPORT ===============================